MONEY MARKET, HIGH INCOME, EQUITY-INCOME, GROWTH, AND OVERSEAS PORTFOLIOS FUNDS OF VARIABLE INSURANCE PRODUCTS FUND
AND
INVESTMENT GRADE BOND, ASSET MANAGER, ASSET MANAGER: GROWTH, AND CONTRAFUND PORTFOLIOS
FUNDS OF VARIABLE INSURANCE PRODUCTS FUND II

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 30, 1995

   MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedules shown below for purposes of calculating the group fee component of the management fee. The revised schedules provide for lower management fees as total assets under management increase, and will be presented to shareholders for approval at the next shareholder meeting.
The following information replaces the "Group Fee Rate" and "Effective Annual Fee Rate" schedules found under the section entitled "Management Contracts" for Equity-Income, Growth, Overseas, Asset Manager, Asset
Manager: Growth, and Contrafund Portfolios.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .5200%    $ 0.5 billion   .5200%

3 -    6                  .4900      25             .4238

6 -    9                  .4600      50             .3823

9 -    12                 .4300      75             .3626

12 -   15                 .4000     100             .3512

15 -   18                 .3850     125             .3430

18 -   21                 .3700     150             .3371

21 -   24                 .3600     175             .3325

24 -   30                 .3500     200             .3284

30 -   36                 .3450     225             .3249

36 -   42                 .3400     250             .3219

42 -   48                 .3350     275             .3190

48 -   66                 .3250     300             .3163

66 -   84                 .3200     325             .3137

84 -   102                .3150     350             .3113

102 -   138               .3100     375             .3090

138 -   174               .3050     400             .3067

174 -   210               .3000        425          .3046

210 -   246               .2950        450          .3024

246 -   282               .2900        475          .3003

282 -   318               .2850        500          .2982

318 -   354               .2800        525          .2962

354 -   390               .2750        550          .2942

   390 -   426            .2700

   426 -   462            .2650

   462 -   498            .2600

   498 -   534            .2550

           Over 534       .2500




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N.VIPPTB-STK-96-1 February 6, 1996
   The following information replaces the "Group Fee Rate" and "Effective Annual Fee Rate" schedules found under the section entitled "Management Contracts" for Money Market, High Income and Investment Grade Bond Portfolios.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .3700%    $ 0.5 billion   .5200%

3 -    6                  .3400      25             .4238

6 -    9                  .3100      50             .3823

9 -    12                 .2800      75             .3626

12 -   15                 .2500     100             .3512

15 -   18                 .2200     125             .3430

18 -   21                 .2000     150             .3371

21 -   24                 .1900     175             .3325

24 -   30                 .1800     200             .3284

30 -   36                 .1750     225             .3249

36 -   42                 .1700     250             .3219

42 -   48                 .1650     275             .3190

48 -   66                 .1600     300             .3163

66 -   84                 .1550     325             .3137

84 -   120                .1500     350             .3113

120 -   156               .1450     375             .3090

156 -   192               .1400     400             .3067

192 -   228               .1350        425          .1443

228 -   264               .1300        450          .1427

264 -   300               .1275        475          .1413

300 -   336               .1250        500          .1399

336 -   372               .1225        525          .1385

   372 -   408            .1200        550          .1372

   408 -   444            .1175

   444 -   480            .1150

   480 -   516            .1125

           Over 516       .1100